Leases (Tables)	12 Months Ended
Sep. 30, 2025
Leases [Abstract]
Schedule of Operating Lease Related Assets and Liabilities Recorded on the Consolidated Balance Sheets

The table below presents the operating lease related assets and liabilities recorded on the consolidated balance sheets.

	September 30, 2025	September 30, 2024
Operating lease right-of-use assets, net	$288,222	$414,665

Operating lease liabilities - current	$72,709	$114,217
Operating lease liabilities - non-current	185,078	261,512
Total operating lease liabilities	$257,787	$375,729

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of September 30, 2025:

Remaining lease term and discount rate:

Weighted average remaining lease term (years)	3.58 years
Weighted average discount rate	7.9%

Schedule of Maturities of Lease Liabilities

The following is a schedule of maturities of lease liabilities as of September 30, 2025:

Twelve months ending September 30,
2026	$91,305
2027	91,305
2028	91,305
2029	22,826
Total future minimum lease payments	296,741
Less: imputed interest	(38,954)
Present value of lease liabilities	$257,787